Note 2 - Material Accounting Policies and Basis of Preparation - Consolidated Subsidiaries (Details)	12 Months Ended
Dec. 31, 2024
Cobalt Projects International Corp. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Canada
Cobalt Industries of Canada Corp. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Canada
Cobalt One Limited [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Australia
Cobalt Camp Refinery Ltd. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Canada
Cobalt Camp Ontario Holdings Corp. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Canada
Ophiolite Consultants Pty Ltd. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Australia
Acacia Minerals Pty Ltd. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Australia
CobalTech Mining Inc. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Canada
US Cobalt Inc. (“USCO”) [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Canada
The 1086360 BC Ltd. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Canada
Idaho Cobalt Company [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	United States
Scientific Metals (Delaware) Corp. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	United States
Orion Resources NV [member]
Statement Line Items [Line Items]
Ownership	80.00%
Location	United States
Grafito La Barranca de Mexico S.A. de C.V. [member]
Statement Line Items [Line Items]
Ownership	100.00%
Location	Mexico
Grafito La Colorada de Mexico S.A. de C.V. [member]
Statement Line Items [Line Items]
Ownership	50.00%
Location	Mexico